IFRS 7 Disclosure	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
IFRS 7 Disclosure
Management of risk
Our approach to management of risk has not changed significantly from that described on pages 45 to 84 of our 2024 Annual Report.
Risk overview
CIBC faces a wide variety of risks across all of its areas of business. Identifying and understanding risks and their impact allows CIBC to frame its risk appetite and risk management practices. Defining acceptable levels of risk, and establishing sound principles, policies and practices for managing risks, is fundamental to achieving consistent and sustainable long-term performance, while remaining within our risk appetite.

Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.
Our risk management framework includes:
•	CIBC, SBU, functional group-level and regional risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test the design and operating effectiveness of our key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.
Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:
(i)
As the first line of defence, CIBC’s Management, in SBUs and functional groups own the risks and are accountable and responsible for identifying and assessing risks inherent in its activities in accordance with the CIBC risk appetite. In addition, Management establishes and maintains controls to mitigate such risks. Management may include Governance Groups within the business to facilitate the Control Framework, Operational Risk Framework and other risk-related processes. A Governance Group refers to a group within Business Unit Management (first line of defence) whose focus is to support Management in meeting their governance, risk and control activities. A Governance Group is considered the first line of defence, in conjunction with Business Unit Management. Control Groups, which typically reside within centralized functions, provide subject matter expertise to Business Unit Management and/or implement/maintain enterprise-wide control programs and activities. While Control Groups collaborate with Business Unit Management in identifying and managing risk, they also challenge risk decisions and risk mitigation strategies.

(ii)
The second line of defence is independent from the first line of defence and provides an enterprise-wide view of specific risk types, guidance and effective challenge to risk and control activities. Risk Management is the primary second line of defence. Risk Management may leverage subject matter expertise of other groups (e.g., third parties or Control Groups) to inform their independent assessments, as appropriate.

(iii)
As the third line of defence, CIBC’s Internal Audit is responsible for providing reasonable assurance to senior management and the Audit Committee of the Board on the effectiveness of CIBC’s governance practices, risk management processes, and Internal Control as a part of its risk-based audit plan and in accordance with its mandate as described in the Internal Audit Charter.

A strong risk culture and communication between the three lines of defence are important characteristics of effective risk management.
Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.
Credit risk arises out of the lending businesses in each of our SBUs and in International banking, which is included in Corporate and Other. Other sources of credit risk consist of our trading activities, which include our over-the-counter (OTC) derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and credit valuation adjustment (CVA), but is before allowance for credit losses or credit risk mitigation for internal ratings-based (IRB) approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral. Non-trading equity exposures are not included in the table below as they have been deemed immaterial under the OSFI guidelines, and hence are subject to 100% risk-weighting.

$ millions, as at				2025 Apr. 30				2024 Oct. 31
	IRB approach	(1)	Standardized approach	Total	IRB approach	(1)	Standardized approach	Total
Business and government portfolios
Drawn	$401,816		$16,785	$418,601	$386,836		$15,817	$402,653
Undrawn commitments	63,389		1,059	64,448	62,778		1,183	63,961
Repo-style transactions	475,812		–	475,812	408,201		1	408,202
Other off-balance sheet	18,042		536	18,578	17,078		487	17,565
OTC derivatives	20,691		125	20,816	18,806		126	18,932
Gross EAD on business and government portfolios	979,750		18,505	998,255	893,699		17,614	911,313
Less: Collateral held for repo-style transactions	453,951		–	453,951	388,767		–	388,767
Net EAD on business and government portfolios	525,799		18,505	544,304	504,932		17,614	522,546
Retail portfolios
Drawn	334,724		6,979	341,703	331,821		6,976	338,797
Undrawn commitments	110,255		4,128	114,383	104,906		3,982	108,888
Other off-balance sheet	481		124	605	444		114	558
Gross EAD on retail portfolios	445,460		11,231	456,691	437,171		11,072	448,243
Securitization exposures (2)	35,564		24,013	59,577	30,901		21,251	52,152
Gross EAD (3)	$1,460,774		$53,749	$1,514,523	$1,361,771		$49,937	$1,411,708
Net EAD (3)	$1,006,823		$53,749	$1,060,572	$973,004		$49,937	$1,022,941
(1)	Includes exposures subject to the supervisory slotting approach.
(2)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach (SEC-ERBA), which is inclusive of the internal assessment approach (SEC-IAA), includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(3)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%. Non-trading equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Loans contractually past due but not impaired
The following table provides an aging analysis of loans that are not impaired, where repayment of principal or payment of interest is contractually in arrears. Loans less than 30 days past due are excluded as such loans are not generally indicative of the borrowers’ ability to meet their payment obligations.

$ millions, as at			2025 Apr. 30	2024 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,184	$–	$1,184	$1,216
Personal	229	–	229	261
Credit card	238	173	411	392
Business and government	170	–	170	226
	$1,821	$173	$1,994	$2,095
Market risk

Market risk is the risk of economic and/or financial loss in our trading and non-trading portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk arises in CIBC’s trading and treasury activities, and encompasses all market-related positioning and market-making activity.
The trading portfolio consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.
The non-trading portfolio consists of positions in various currencies that related to asset/liability management (ALM) and investment activities.
Trading activities
We hold positions in traded financial contracts to meet client investment and risk management needs. Trading re venu
e (net interest income and non-interest income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.
Value-at-Risk
Our Value-at-Risk (VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR and other risk measures.
The following table shows VaR for our trading activities based on risk type.

	As at or for the three months ended								As at or for the six months ended
$ millions				2025 Apr. 30		2025 Jan. 31		2024 Apr. 30	2025 Apr. 30	2024 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$10.2	$4.1	$6.6	$7.0	$7.0	$8.9	$11.7	$10.6	$7.9	$9.0
Credit spread risk	2.9	1.2	1.4	1.6	1.3	2.1	2.4	2.4	1.9	2.4
Equity risk	15.9	8.4	10.0	12.2	8.9	7.9	4.9	6.4	10.0	6.0
Foreign exchange risk	3.0	0.5	1.1	1.1	1.3	1.6	2.7	1.5	1.3	1.2
Commodity risk	9.0	2.0	2.3	5.0	5.9	2.8	3.1	2.4	3.9	2.5
Diversification effect (1)	n/m	n/m	(10.8)	(13.1)	(13.3)	(12.4)	(9.8)	(10.3)	(12.7)	(9.9)
Total VaR (one-day measure)	$16.1	$10.6	$10.6	$13.8	$11.1	$10.9	$15.0	$13.0	$12.3	$11.2
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Non-trading activities
Structural interest rate risk (SIRR)
SIRR primarily consists of the risk arising due to mismatches in the timing of the repricing of assets and liabilities, which do not arise from trading and trading-related businesses. The objective of SIRR management is to lock in product spreads and deliver stable and predictable net interest income over time, while managing the risk to the economic value of our assets arising from changes in interest rates.
SIRR results from differences in the maturities or repricing dates of assets and liabilities, both on- and off-balance sheet, as well as from embedded optionality in retail products, and other product features that could affect the expected timing of cash flows, such as options to pre-pay loans or redeem term deposits prior to contractual maturity. A number of assumptions affecting cash flows, product repricing and the administration of rates underlie the models used to measure SIRR. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed rate loan prepayment behaviour, term deposit redemption behaviour, the treatment of non-maturity deposits and equity. Assumptions rely on empirical data, based on historical client behaviour, balance sheet composition and product pricing with the consideration of possible forward-looking changes. All models and assumptions used to measure SIRR are subject to independent oversight by Risk Management. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.
The following table shows the potential before-tax impact of an immediate and sustained 100 basis point increase and 100 basis point decrease in interest rates on projected 12-month net interest income and the economic value of equity (EVE) for our structural balance sheet, assuming no subsequent hedging management actions or changes in business mix or changes in product margins.
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2025 Apr. 30			2025 Jan. 31			2024 Apr. 30
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$84	$37	$121	$109	$41	$150	$216	$89	$305
Increase (decrease) in EVE	(1,055)	(457)	(1,512)	(1,061)	(454)	(1,515)	(820)	(367)	(1,187)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(148)	(41)	(189)	(174)	(44)	(218)	(273)	(88)	(361)
Increase (decrease) in EVE	903	463	1,366	975	464	1,439	724	380	1,104
(1)	Includes CAD and other currency exposures.
Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.
Liquid assets
Available liquid assets include unencumbered cash and marketable securities from on- and off-balance sheet sources that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk. The asset mix is supported by concentration monitoring on issuers, tenors and product types to ensure that bank-wide liquid asset portfolios contain a mix of assets that have appropriate liquidity, including in times of stress.
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2025	Cash and deposits with banks	$49,586	$–	$49,586	$482	$49,104
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	186,105	120,301	306,406	179,119	127,287
	Other debt securities	5,947	13,934	19,881	5,863	14,018
	Equities	64,770	30,245	95,015	59,146	35,869
	Canadian government guaranteed National Housing Act mortgage-backed securities	32,431	5,264	37,695	23,557	14,138
	Other liquid assets (2)	21,881	5,875	27,756	10,147	17,609
		$360,720	$175,619	$536,339	$278,314	$258,025
2024	Cash and deposits with banks	$48,064	$–	$48,064	$560	$47,504
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	178,324	108,499	286,823	146,992	139,831
	Other debt securities	6,093	11,328	17,421	3,696	13,725
	Equities	58,102	33,424	91,526	54,269	37,257
	Canadian government guaranteed National Housing Act mortgage-backed securities	35,155	2,038	37,193	20,263	16,930
	Other liquid assets (2)	16,021	2,849	18,870	8,971	9,899
		$341,759	$158,138	$499,897	$234,751	$265,146
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.
Asset encumbrance

In the course of our day-to-day operations, securities and other assets are pledged to secure obligations, participate in clearing and settlement systems and for other collateral management purposes.
Restrictions on the flow of funds
Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.
We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.
Funding

We fund our operations with client-sourced deposits, supplemented with a wide range of wholesale funding.
Our principal approach aims to fund our consolidated balance sheet with deposits primarily raised from personal and commercial banking channels. We maintain a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.
We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.
We continuously evaluate opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.
GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.
Assets and liabilities
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however, this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$14,011	$–	$–	$–	$–	$–	$–	$–	$–	$14,011
Interest-bearing deposits with banks	35,575	–	–	–	–	–	–	–	–	35,575
Securities	7,129	17,567	9,998	11,089	9,531	29,605	63,991	52,208	68,723	269,841
Cash collateral on securities borrowed	18,945	–	–	–	–	–	–	–	–	18,945
Securities purchased under resale agreements	49,354	19,259	14,810	4,136	2,474	1,221	7	–	–	91,261
Loans
Residential mortgages	5,290	11,046	21,240	15,842	27,887	90,285	101,839	10,008	–	283,437
Personal	969	581	1,011	635	971	665	4,745	5,134	32,145	46,856
Credit card	436	873	1,309	1,309	1,309	5,238	10,310	–	–	20,784
Business and government (2)	4,718	6,334	13,523	15,393	14,378	57,116	78,410	22,092	12,789	224,753
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,191)	(4,191)
Derivative instruments	2,717	6,622	3,068	4,022	2,458	5,815	7,721	6,067	–	38,490
Other assets	–	–	–	–	–	–	–	–	50,381	50,381
	$139,144	$62,282	$64,959	$52,426	$59,008	$189,945	$267,023	$95,509	$159,847	$1,090,143
October 31, 2024	$130,008	$45,680	$57,993	$52,094	$61,184	$186,218	$260,975	$101,546	$146,287	$1,041,985
Liabilities
Deposits (3)	$44,568	$42,098	$60,055	$48,992	$52,330	$51,068	$65,194	$24,072	$396,250	$784,627
Obligations related to securities sold short	20,093	–	–	–	–	–	–	–	–	20,093
Cash collateral on securities lent	6,715	–	–	–	–	–	–	–	–	6,715
Obligations related to securities sold under repurchase agreements	122,041	8,279	660	678	–	620	1,001	–	–	133,279
Derivative instruments	7,844	6,240	2,489	3,867	2,356	6,581	4,723	9,839	6	43,945
Other liabilities (2)	34	47	68	69	69	264	587	810	28,816	30,764
Subordinated indebtedness	–	–	–	–	–	–	34	8,740	–	8,774
Equity	–	–	–	–	–	–	–	–	61,946	61,946
	$201,295	$56,664	$63,272	$53,606	$54,755	$58,533	$71,539	$43,461	$487,018	$1,090,143
October 31, 2024	$188,502	$48,833	$75,616	$49,168	$46,158	$55,388	$73,705	$39,445	$465,170	$1,041,985
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Certain information has been revised to conform to the presentation adopted in the first quarter of 2025.
(3)
Comprises $255.5 billion (October 31, 2024: $252.9 billion) of personal deposits; $501.7 billion (October 31, 2024: $492.0 billion) of business and government deposits and secured borrowings; and $27.4 billion (October 31, 2024: $20.0 billion) of bank deposits.

Credit-related commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$2,895	$9,807	$6,618	$5,400	$7,503	$24,263	$85,476	$3,544	$253,155		$398,661
Standby and performance letters of credit	5,318	3,645	3,608	5,827	3,886	503	783	189	–		23,759
Backstop liquidity facilities	157	216	259	25,469	207	120	243	–	–		26,671
Documentary and commercial letters of credit	48	47	57	14	10	–	14	–	–		190
Other (2)	1,292	–	–	–	–	–	–	–	54		1,346
	$9,710	$13,715	$10,542	$36,710	$11,606	$24,886	$86,516	$3,733	$253,209		$450,627
October 31, 2024	$18,455	$35,462	$8,910	$11,720	$12,084	$26,766	$77,636	$3,562	$245,816		$440,411
(1)	Includes $195.7 billion (October 31, 2024: $189.6 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Includes forward-dated securities financing trades.
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at April 30, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$118	$212	$267	$275	$207	$643	$740	$255	$2,717
Future lease commitments (2)	–	–	2	5	6	31	95	434	573
Investment commitments	–	–	1	1	12	10	47	488	559
Underwriting commitments	514	–	–	–	–	–	–	–	514
Pension contributions (3)	14	28	41	–	–	–	–	–	83
	$646	$240	$311	$281	$225	$684	$882	$1,177	$4,446
October 31, 2024 (2)	$607	$263	$292	$321	$279	$737	$850	$1,203	$4,552
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are recognized on the interim
consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2025 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.